LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Total current	R$ 1,920,072	R$ 2,043,386
Non-current
Total non-current	66,556,926	70,856,496
Total
Total borrowings	R$ 68,476,998	72,899,882	R$ 63,684,326
Debentures | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.39%
Current
Current borrowings before other adjustments	R$ 10,247	7,590
Non-current
Non-current borrowings before other adjustments	5,416,574	5,415,061
Total
Borrowings, before other adjustments	5,426,821	5,422,651
Foreign
Current
Current borrowings before other adjustments	917,261	1,502,691
Non-current
Non-current borrowings before other adjustments	54,284,860	56,657,248
Total non-current	54,284,860
Total
Borrowings, before other adjustments	55,202,121	58,159,939
Foreign | BNDES
Non-current
Total non-current	R$ 16,946
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.74%
Current
Current borrowings before other adjustments	R$ 8,727	2,506
Non-current
Non-current borrowings before other adjustments	16,946	24,486
Total
Borrowings, before other adjustments	25,673	26,992
Foreign | Bonds
Non-current
Total non-current	R$ 35,845,562
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.44%
Current
Current borrowings before other adjustments	R$ 787,364	779,046
Non-current
Non-current borrowings before other adjustments	35,845,562	37,232,554
Total
Borrowings, before other adjustments	36,632,926	38,011,600
Foreign | Export credits ("export payment")
Non-current
Total non-current	R$ 18,422,352
Foreign | Export credits ("export payment") | LIBOR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	1.86%
Current
Current borrowings before other adjustments	R$ 120,315	718,623
Non-current
Non-current borrowings before other adjustments	18,422,352	19,400,208
Total
Borrowings, before other adjustments	18,542,667	20,118,831
Foreign | Others
Current
Current borrowings before other adjustments	855	2,516
Total
Borrowings, before other adjustments	855	2,516
Domestic (Brazil)
Current
Total current	1,002,811	540,695
Non-current
Total non-current	12,272,066	14,199,248
Total
Total borrowings	R$ 13,274,877	14,739,943
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.89%
Current
Current borrowings before other adjustments	R$ 27,090	29,115
Non-current
Non-current borrowings before other adjustments	34,690	47,177
Total non-current	34,690
Total
Borrowings, before other adjustments	R$ 61,780	76,292
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	6.90%
Current
Current borrowings before other adjustments	R$ 70,955	276,441
Non-current
Non-current borrowings before other adjustments	323,252	1,254,222
Total non-current	323,252
Total
Borrowings, before other adjustments	R$ 394,207	1,530,663
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.29%
Current
Current borrowings before other adjustments	R$ 24,379	25,535
Non-current
Non-current borrowings before other adjustments	512,934	522,367
Total non-current	512,934
Total
Borrowings, before other adjustments	R$ 537,313	547,902
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.35%
Current
Current borrowings before other adjustments	R$ 35,491	98,531
Non-current
Non-current borrowings before other adjustments	775,354	1,068,959
Total non-current	775,354
Total
Borrowings, before other adjustments	810,845	1,167,490
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates")
Non-current
Total non-current	R$ 2,345,661
Domestic (Brazil) | CRA ("Agribusiness Receivables Certificates") | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	9.66%
Current
Current borrowings before other adjustments	R$ 806,554	32,156
Non-current
Non-current borrowings before other adjustments	2,345,661	3,025,527
Total
Borrowings, before other adjustments	3,152,215	3,057,683
Domestic (Brazil) | NCE ("Export credit note")
Non-current
Total non-current	R$ 1,275,687
Domestic (Brazil) | NCE ("Export credit note") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.71%
Current
Current borrowings before other adjustments	R$ 19,381	15,184
Non-current
Non-current borrowings before other adjustments	1,275,687	1,275,045
Total
Borrowings, before other adjustments	1,295,068	1,290,229
Domestic (Brazil) | NCR ("Rural producer certificate")
Non-current
Total non-current	R$ 273,715
Domestic (Brazil) | NCR ("Rural producer certificate") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	9.18%
Current
Current borrowings before other adjustments	R$ 3,637	2,738
Non-current
Non-current borrowings before other adjustments	273,715	273,578
Total
Borrowings, before other adjustments	277,352	276,316
Domestic (Brazil) | Export credits ("export payment")
Non-current
Total non-current	R$ 1,314,199
Domestic (Brazil) | Export credits ("export payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.06%
Current
Current borrowings before other adjustments	R$ 23,400	77,570
Non-current
Non-current borrowings before other adjustments	1,314,199	1,313,661
Total
Borrowings, before other adjustments	1,337,599	1,391,231
Domestic (Brazil) | Debentures
Non-current
Total non-current	R$ 5,416,574
Domestic (Brazil) | Others (Working capital and Industrial Development Fund ("FDI") and fair value adjustment on business combination) | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	0.40%
Current
Other adjustments to current borrowings	R$ (18,323)	(24,165)
Non-current
Other adjustments to non-current borrowings		3,651
Total
Other adjustments to borrowings	R$ (18,323)	R$ (20,514)